Segmented Information - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue from rendering of services	$ 29,206,000	$ 19,880,000
Mining [Member]
Disclosure of operating segments [line items]
Revenue from rendering of services	0	$ 0
Elimination of intersegment amounts [member] | Mining [Member]
Disclosure of operating segments [line items]
Revenue from rendering of services	830,000
Two Customers [Member]
Disclosure of operating segments [line items]
Revenue	$ 15,500,000